Long-Term Debt and Other Financial Liabilities, Huarong Squireship Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Jun. 30, 2025 USD ($)	Mar. 13, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Loss on extinguishment of debt	$ (2,172)	$ (28)
Weighted average margin on variable rate	2.17%
Huarong Squireship Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount			$ 18,000
Term of charter contract	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 475
Balloon payment	8,500
Loss on extinguishment of debt	$ (388)